Employee Benefit Plans - Summary of Stock Option Activity (Details) - $ / shares	1 Months Ended	9 Months Ended	12 Months Ended
	Feb. 29, 2020	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of options
Number of options, Outstanding, beginning balance (in shares)		36,557,759	28,189,475	27,046,177
Number of options, Granted (in shares)	3,669,608	1,937,968	14,386,426	8,828,538
Number of options, Exercised (in shares)			(1,297,977)	(916,527)
Number of options, Forfeited (in shares)			(4,720,165)	(6,768,713)
Number of options, Outstanding, ending balance (in shares)			36,557,759	28,189,475
Weighted-average exercise price
Weighted-average exercise price, Outstanding, beginning balance (in dollars per share)		$ 2.25	$ 1.48	$ 1.31
Weighted-average exercise price, Granted (in dollars per share)			3.59	1.99
Weighted-average exercise price, Exercised (in dollars per share)			1.53	0.74
Weighted-average exercise price, Forfeited (in dollars per share)			1.88	1.57
Weighted-average exercise price, Outstanding, ending balance (in dollars per share)			$ 2.25	$ 1.48
2020 Plan
Number of options
Number of options, Outstanding, beginning balance (in shares)		0
Number of options, Granted (in shares)		1,937,968
Number of options, Exercised (in shares)		0
Number of options, Forfeited (in shares)		(154,982)
Number of options, Outstanding, ending balance (in shares)		1,782,986	0
Weighted-average exercise price
Weighted-average exercise price, Outstanding, beginning balance (in dollars per share)		$ 0
Weighted-average exercise price, Granted (in dollars per share)		8.88
Weighted-average exercise price, Exercised (in dollars per share)		0
Weighted-average exercise price, Forfeited (in dollars per share)		8.87
Weighted-average exercise price, Outstanding, ending balance (in dollars per share)		$ 8.88	$ 0
2014 Plan
Number of options
Number of options, Outstanding, beginning balance (in shares)		36,513,193
Number of options, Granted (in shares)		0
Number of options, Exercised (in shares)		(3,843,472)
Number of options, Forfeited (in shares)		(974,874)
Number of options, Outstanding, ending balance (in shares)		31,694,847	36,513,193
Weighted-average exercise price
Weighted-average exercise price, Outstanding, beginning balance (in dollars per share)		$ 2.26
Weighted-average exercise price, Granted (in dollars per share)		0
Weighted-average exercise price, Exercised (in dollars per share)		1.43
Weighted-average exercise price, Forfeited (in dollars per share)		2.78
Weighted-average exercise price, Outstanding, ending balance (in dollars per share)		$ 2.29	$ 2.26